Submission	Sep. 25, 2024
Submission [Line Items]
Central Index Key	0001089748
Registrant Name	HUNTSMAN INTERNATIONAL LLC
Registration File Number	333-281445-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES